Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 33,548,825		$ 34,354,338
Operating lease liabilities, current	3,271,804		2,867,727
Operating lease liabilities, noncurrent	33,758,680		34,474,040
Total operating lease liabilities	37,030,484		$ 37,341,767
Operating cash flows used in operating leases	$ 1,098,165	$ 1,098,165
Weighted average remaining lease term (years)	9 years 3 months 18 days	10 years 3 months 18 days
Weighted average discount rate	7.50%	6.80%